Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
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Details Information About Intangible Assets
Details of intangible assets

	Software and Patents	Assets under construction	Total
$ in thousands
Net book value as of January 1, 2020	431	677	1,108

Additions to intangible assets	558	(41)	517
Disposal of intangible assets	—	—	—
Reclassification	76	—	76
Depreciation expense	(206)	—	(206)
Translation adjustments	30	59	89

Net book value as of December 31, 2020	889	695	1,584

Gross value at end of period	3,309	695	4,004
Accumulated depreciation and impairment at end of period	(2,419)	—	(2,419)
Net book value as of January 1, 2021	889	695	1,584

Additions to intangible assets	—	956	956
Disposal of intangible assets	(310)	—	(310)
Reclassification	956	(956)	—
Depreciation expense	(304)	—	(304)
Translation adjustments	(19)	(54)	(72)

Net book value as of December 31, 2021	1,212	641	1,854

Gross value at end of period	3,437	641	4,078
Accumulated depreciation and impairment at end of period	(2,225)	—	(2,225)
Net book value as of January 1, 2022	1,212	641	1,854

Additions to intangible assets	8	—	8
Disposal of intangible assets	—	—	—
Reclassification	92	—	92
Depreciation expense	(492)	—	(492)
Translation adjustments	(10)	(37)	(47)
Assets held for sale (Note 4)	(697)	—	(697)

Net book value as of December 31, 2022	114	604	718

Gross value at end of period	2,357	604	2,961
Accumulated depreciation and impairment at end of period	(2,192)	—	(2,192)